Quarterly Report
September 30, 2020
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-Q3

Portfolio of Investments
9/30/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.0%
Aerospace – 0.3%
Rolls-Royce Holdings PLC	238,090	$395,059
Airlines – 0.3%
Japan Airport Terminal Co. Ltd. (l)	9,000	$397,087
Alcoholic Beverages – 3.8%
Diageo PLC	94,644	$3,242,333
Pernod Ricard S.A.	15,107	2,411,516
		$5,653,849
Apparel Manufacturers – 5.0%
Burberry Group PLC	38,157	$765,125
Kering S.A.	2,588	1,722,269
LVMH Moet Hennessy Louis Vuitton SE	10,546	4,930,211
		$7,417,605
Automotive – 0.8%
Koito Manufacturing Co. Ltd.	22,100	$1,126,665
Business Services – 4.6%
Accenture PLC, “A”	8,323	$1,880,915
Compass Group PLC	54,590	819,459
Experian PLC	65,291	2,443,242
Infosys Technologies Ltd., ADR	129,565	1,789,293
		$6,932,909
Computer Software – 5.5%
Dassault Systemes S.A.	4,285	$799,301
Kingsoft Corp.	64,000	322,503
OBIC Co. Ltd.	4,700	826,988
SAP SE	38,855	6,047,953
Wisetech Global Ltd.	9,964	187,342
		$8,184,087
Computer Software - Systems – 3.2%
Amadeus IT Group S.A.	18,538	$1,028,784
Hitachi Ltd.	85,300	2,882,262
NICE Systems Ltd., ADR (a)	4,131	937,861
		$4,848,907
Consumer Products – 5.8%
Kao Corp.	16,900	$1,268,178
KOSE Corp.	3,900	476,852
L'Oréal	10,901	3,547,971
Reckitt Benckiser Group PLC	34,726	3,387,535
		$8,680,536
Consumer Services – 0.4%
51job, Inc., ADR (a)	8,557	$667,360
Containers – 0.3%
Brambles Ltd.	62,318	$469,134

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 4.3%
Legrand S.A.	10,102	$806,479
Prysmian S.p.A.	52,679	1,531,760
Schneider Electric SE	32,926	4,086,610
		$6,424,849
Electronics – 4.9%
Delta Electronics, Inc.	204,000	$1,337,722
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	74,257	6,020,015
		$7,357,737
Energy - Independent – 0.4%
Oil Search Ltd.	352,374	$669,235
Food & Beverages – 7.5%
Danone S.A.	46,369	$3,002,053
Nestle S.A.	68,758	8,162,423
		$11,164,476
Gaming & Lodging – 1.2%
Flutter Entertainment PLC	11,473	$1,806,883
General Merchandise – 0.3%
Walmart de Mexico S.A.B. de C.V.	171,860	$412,327
Insurance – 3.3%
AIA Group Ltd.	494,200	$4,868,453
Internet – 6.9%
Alibaba Group Holding Ltd. (a)	86,800	$3,209,748
NAVER Corp.	11,323	2,870,688
Tencent Holdings Ltd.	64,100	4,268,635
		$10,349,071
Leisure & Toys – 0.8%
BANDAI NAMCO Holdings, Inc.	17,200	$1,256,446
Machinery & Tools – 3.6%
GEA Group AG	40,090	$1,413,169
Ingersoll Rand, Inc. (a)	29,011	1,032,792
Ritchie Bros. Auctioneers, Inc.	49,411	2,930,409
		$5,376,370
Major Banks – 1.0%
DBS Group Holdings Ltd.	101,500	$1,492,895
Medical & Health Technology & Services – 0.3%
Alcon, Inc. (a)	6,785	$385,273
Medical Equipment – 5.1%
EssilorLuxottica (a)	21,069	$2,865,077
Mettler-Toledo International, Inc. (a)	1,253	1,210,085
QIAGEN N.V. (a)	33,974	1,764,594
Terumo Corp.	44,100	1,757,011
		$7,596,767
Natural Gas - Distribution – 0.5%
China Resources Gas Group Ltd.	184,000	$823,786

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 3.9%
AEON Financial Service Co. Ltd.	57,900	$526,411
Credicorp Ltd.	3,939	488,397
Element Fleet Management Corp.	126,063	1,048,986
Grupo Financiero Banorte S.A. de C.V. (a)	218,859	758,383
HDFC Bank Ltd. (a)	193,970	2,858,161
Komercni Banka A.S. (a)	9,687	203,595
		$5,883,933
Pharmaceuticals – 10.6%
Bayer AG	32,713	$2,044,670
Novartis AG	53,344	4,635,661
Novo Nordisk A.S., “B”	30,947	2,149,634
Roche Holding AG	20,644	7,063,630
		$15,893,595
Precious Metals & Minerals – 2.5%
Agnico-Eagle Mines Ltd.	28,961	$2,307,441
Franco-Nevada Corp.	10,003	1,397,813
		$3,705,254
Railroad & Shipping – 2.9%
Adani Ports & Special Economic Zone Ltd.	96,890	$451,045
Canadian National Railway Co.	35,791	3,810,310
		$4,261,355
Specialty Chemicals – 7.8%
Akzo Nobel N.V.	19,610	$1,986,946
L'Air Liquide S.A.	17,572	2,788,383
Linde PLC	15,713	3,719,544
Sika AG	5,264	1,293,353
Symrise AG	13,868	1,918,625
		$11,706,851
Specialty Stores – 0.1%
Ocado Group PLC (a)	3,139	$111,143
Tobacco – 1.1%
ITC Ltd.	351,683	$818,433
Japan Tobacco, Inc.	44,600	814,431
		$1,632,864
Total Common Stocks		$147,952,761
Investment Companies (h) – 0.5%
Money Market Funds – 0.5%
MFS Institutional Money Market Portfolio, 0.1% (v)	741,370	$741,370

Other Assets, Less Liabilities – 0.5%		706,900
Net Assets – 100.0%		$149,401,031
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $741,370 and $147,952,761, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
9/30/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of September 30, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$10,683,809	$16,276,061	$—	$26,959,870
Switzerland	16,904,679	4,635,661	—	21,540,340
Germany	11,775,842	1,413,169	—	13,189,011
Canada	11,494,959	—	—	11,494,959
Japan	—	11,332,331	—	11,332,331
United Kingdom	4,263,803	6,900,093	—	11,163,896
China	667,360	8,624,672	—	9,292,032
United States	7,843,336	—	—	7,843,336
Taiwan	6,020,015	1,337,722	—	7,357,737
Other Countries	10,062,328	17,716,921	—	27,779,249
Mutual Funds	741,370	—	—	741,370
Total	$80,457,501	$68,236,630	$—	$148,694,131
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Securities Lending Collateral
At September 30, 2020, the value of securities loaned was $167,713. These loans were collateralized by U.S. Treasury Obligations (held by the lending agent) of $175,953.
(3) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$677,119	$21,471,282	$21,406,947	$(67)	$(17)	$741,370
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,841	$—
(4) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of September 30, 2020, are as follows:
France	18.0%
Switzerland	14.4%
Germany	8.8%
Canada	7.7%
Japan	7.6%
United Kingdom	7.5%
China	6.2%
United States	6.2%
Taiwan	4.9%
Other Countries	18.7%
(5) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.